LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 16, 2020 TO THE

PROSPECTUSES OF EACH FUND

LISTED IN SCHEDULE A AND SCHEDULE B

1a)

For each of the funds listed in Schedule A and Schedule B, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

EDWARD JONES

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Legg Mason Funds complex or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of Accumulation (ROA)

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of the Legg Mason Funds complex held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

•	ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder

•	Systematic withdrawals with up to 10% per year of the account value

•	Return of excess contributions from an Individual Retirement Account (IRA)

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

•	Shares exchanged in an Edward Jones fee-based program

•	Shares acquired through NAV reinstatement

Other Important Information

1.1	Minimum Purchase Amounts

•	$250 initial purchase minimum

•	$50 subsequent purchase minimum

1.2	Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

¡	A fee-based account held on an Edward Jones platform

¡	A 529 account held on an Edward Jones platform

¡	An account with an active systematic investment plan or letter of intent (LOI)

1.3	Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

1b)	For the funds listed in Schedule A, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in the fund’s Prospectus.

•

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

1c)

For the funds listed in Schedule A, effective June 30, 2020, the following disclosure replaces the current Merrill Lynch disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

MERRILL LYNCH

Shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

•

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

•

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Global Infrastructure Income Fund	February 1, 2020
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Global Flexible Income Fund	April 29, 2019
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund	April 29, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	March 23, 2019
BrandywineGLOBAL – International Opportunities Bond Fund	April 29, 2019
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2019
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	April 29, 2019

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2019
ClearBridge Small Cap Value Fund	February 1, 2020
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund	February 1, 2020
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS U.S. Large Cap Equity Fund	March 31, 2019

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019

Fund	Date of Prospectus
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Total Return Unconstrained Fund	September 30, 2019

SCHEDULE B

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2020

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Appreciation Fund	March 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Global Equity Fund	March 1, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Macro Opportunities Fund	March 1, 2020

Please retain this supplement for future reference.

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